Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipmenttext Block Abstract
Property, plant and equipment
12	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or impairment losses, if any. The cost includes the acquisition amount of equipment and borrowing costs for long-term construction projects if recognition criteria are observed. When significant components of property, plant and equipment are replaced, these components are recognized as individual assets, with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

Asset Category	Average annual depreciation rate in %
Buildings	2.78
Leasehold improvements	6.42
Machinery and equipments	14.29
Facilities	6.64
Furniture and appliances	10.72
Others	20.00

Property, plant and equipment items and eventual significant amounts are written-off upon sale or when there is no expectation of future economic benefits deriving from their use or sale. Any gains or losses resulting from disposals of assets are included in the statement of operations for the year.

The residual value, the useful life of assets, and methods of depreciation are reviewed at the end of each fiscal year, and adjusted prospectively, where applicable. The Company reviewed the useful life of property, plant and equipment in 2022 and no significant changes were deemed necessary.

Interest on borrowings and financing directly attributable to the acquisition, construction of an assets, that requires a substantial period of time to be completed for its intended use or sale (qualifying asset), are capitalized as part of the cost of respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

12.1	Impairment of non-financial assets

The Company tests its non-financial assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s or cash-generating unit’s (“CGU”) recoverable amount is defined as the asset’s fair value less cost to sell or its value in use, whichever is higher.

If the carrying amount of an asset or cash-generating units exceeds its recoverable value, the asset is considered impaired, and an impairment loss is recorded to adjust the carrying amount of the asset or cash-generating unit to its recoverable value. When assessing the recoverable value, the estimated future cash flow is discounted to the present value, using a nominal discount pre-tax rate, which represents the Company’s weighted average cost of capital to reflect current market valuations as to the time value of money and asset’s specific risks. The impairment test of intangible assets’ useful life including goodwill is described in notes 13.1 and 13.2.

Impairment losses are recognized in the statement of operations in categories of expenses consistent with the function of the respective impaired asset. The impairment loss previously recognized is only reversed if there has been a changed in the assumptions used to determine the recoverable amount since the last impairment loss was recognized.

12.2	Impairment test of stores operating assets

An impairment assessment is performed on operating assets (property, plant and equipment) and intangible assets (commercial rights) directly attributable to stores, as follows:

●	Step 1: the carrying amounts of properties in rented stores was compared to a sales multiple (35%) representing transactions between retail companies. Stores for which the multiple of sales was lower than their carrying amount and owned stores, a more detailed test is made, as described in Step 2 below.

●	Step 2: The Company considered the highest value between: a) the discounted cash flows of stores using sales growth average of 4.40% in 2022 (6.60% in 2021) for period exceeding the next five years and a discount rate of 12.20% in 2022(10.40% in 2021) and; b) appraisal reports drawn up by independent experts for own stores.

The Company assessed if any of its long-lived assets were impaired as of December 31, 2022, 2021 and 2020 and concluded that the recognition of an impairment loss was not needed.

12.3	Property, plant and equipment rollforward

	As of December 31, 2021	Additions (i)	Lease modification	Write-off	Depreciation	Transfer and others (ii)	As of December 31, 2022
Land	570	48	-	(18)	-	-	600
Buildings	656	117	-	-	(17)	(26)	730
Improvements	3,596	3,451	-	(27)	(284)	129	6,865
Machinery and equipment	828	708	-	(4)	(184)	92	1,440
Facilities	362	258	-	(7)	(35)	7	585
Furniture and appliances	416	279	-	(2)	(70)	132	755
Constructions in progress	235	582	-	(1)	-	(273)	543
Others	37	24	-	-	(16)	19	64
Subtotal	6,700	5,467	-	(59)	(606)	80	11,582
Lease - right of use:
Buildings	3,604	3,810	695	(70)	(351)	(95)	7,593
Equipment	16	-	-	-	(6)	(2)	8
Subtotal	3,620	3,810	695	(70)	(357)	(97)	7,601
Total	10,320	9,277	695	(129)	(963)	(17)	19,183

(i)	In 2022, presents the capitalized borrowing costs, in amount of R$774, see note 12.5.

(ii)	In 2022, presents the transfer between fixed assets to “assets held for sale”, in amount of R$17 (see note 1.4).

	As of December 31, 2020	Additions (iii)	Lease modification	Write-off	Depreciation	Transfer and others (iv)	As of December 31, 2021
Land	481	207	-	(2)	-	(116)	570
Buildings	609	258	-	(4)	(15)	(192)	656
Improvements	2,598	1,161	-	(1)	(182)	20	3,596
Machinery and equipment	635	307	-	(1)	(128)	15	828
Facilities	269	118	-	(1)	(25)	1	362
Furniture and appliances	340	110	-	(2)	(53)	21	416
Constructions in progress	78	266	-	-	-	(109)	235
Others	37	6	-	-	(14)	8	37
Subtotal	5,047	2,433	-	(11)	(417)	(352)	6,700
Lease - right of use:
Buildings	2,423	885	628	(92)	(244)	4	3,604
Equipment	6	16	-	-	(5)	(1)	16
Subtotal	2,429	901	628	(92)	(249)	3	3,620
Total	7,476	3,334	628	(103)	(666)	(349)	10,320

(iii)	In 2021, presents the capitalized borrowing costs, in amount of R$38, see note 12.5.

(iv)	In 2021, presents the transfer between fixed assets to “assets held for sale”, in amount of R$349 (see note 1.4).

	As of December 31, 2019	Additions	Lease modification	Write-off	Depreciation	Transfer and others (v)	Conversion adjustment to reporting currency	Corporate restructuring (Note 1.3)	Discontinued operation	As of December 31, 2020
Land	2,766	61	-	(32)	-	(70)	541	146	(2,931)	481
Buildings	3,829	78	-	(85)	(121)	(139)	704	-	(3,657)	609
Improvements	2,207	694	-	(71)	(189)	293	70	(4)	(402)	2,598
Equipment	1,242	227	-	(28)	(260)	84	151	(1)	(780)	635
Facilities	330	58	-	(6)	(32)	(16)	8	-	(73)	269
Furniture and appliances	601	78	-	(15)	(128)	58	66	-	(320)	340
Constructions in progress	140	344	-	(7)	-	(318)	18	-	(99)	78
Others	42	8	-	-	(16)	12	-	(2)	(7)	37
Subtotal	11,157	1,548	-	(244)	(746)	(96)	1,558	139	(8,269)	5,047
Lease - right of use:
Buildings	3,449	1,217	628	(588)	(501)	2	403	(4)	(2,183)	2,423
Equipment	43	23	(7)	(1)	(15)	3	9	-	(49)	6
Land	3	-	-	-	-	-	-	-	(3)	-
Subtotal	3,495	1,240	621	(589)	(516)	5	412	(4)	(2,235)	2,429
Total	14,652	2,788	621	(833)	(1,262)	(91)	1,970	135	(10,504)	7,476

(v)	In 2020, presents: (a) the capital contribution through GPA’s real state in the amount of R$223; and (b) the transfer of fixed assets to “assets held for sale” in amount of R$380.

12.4	Breakdown

	As of December 31,
	2022			2021
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	600	-	600	570	-	570
Buildings	859	(129)	730	767	(111)	656
Improvements	7,933	(1,068)	6,865	4,387	(791)	3,596
Equipment	2,160	(720)	1,440	1,373	(545)	828
Facilities	729	(144)	585	472	(110)	362
Furniture and appliances	1,043	(288)	755	635	(219)	416
Construction in progress	543	-	543	235	-	235
Others	157	(93)	64	115	(78)	37
	14,024	(2,442)	11,582	8,554	(1,854)	6,700
Lease – right of use:				-	-
Buildings	8,924	(1,331)	7,593	4,566	(962)	3,604
Equipment	57	(49)	8	61	(45)	16
	8,981	(1,380)	7,601	4,627	(1,007)	3,620
Total Property, plant and equipment	23,005	(3,822)	19,183	13,181	(2,861)	10,320

12.5	Capitalized borrowing and leases costs

Borrowing costs directly attributable to the acquisition, construction or production and interest of lease liabilities related to assets that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset, amounted to R$774 (R$38 as of December 31, 2021). The rate adopted to calculate the borrowing costs eligible for capitalization was 112.16% (117.70% as of December 31, 2021) of the CDI, corresponding to the effective interest rate of the borrowings obtained by the Company.

12.6	Additions to property, plant and equipment for cash flow presentation purpose are as follows:

	2022	2021	2020
Additions	9,277	3,334	2,788
Leases	(3,810)	(901)	(1,241)
Capitalized borrowing costs	(774)	(38)	(12)
Financing of property, plant and equipment – Additions	(5,080)	(2,284)	(1,437)
Financing of property, plant and equipment – Payments	3,911	2,120	1,464
Total	3,524	2,231	1,562

Additions relate to the acquisition of operating assets, purchase of land and buildings to expansion activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.

The additions to property, plant and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.

12.7	Other information

As of December 31, 2022, the Company recorded in the cost of sales and services the amount of R$71 (R$49 as of December 31, 2021 and R$34 as of December 31, 2020), relating to the depreciation of machinery, building and facilities of distribution centers.